Marketable Securities - InterCure Ltd (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Marketable Securities - InterCure Ltd [Abstract]
Fair value opening balance	$ 298	$ 414
Sales	(204)
Changes in fair value during the period	2,753	(116)
Total marketable securities	$ 2,847	$ 298